LOANS HELD-FOR-INVESTMENT (Schedule of Loans Held for Investment) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-investment and related receivables, net	$ 626,079		$ 301,630	$ 89,762
Less: Allowance for credit losses	(27,684)	$ (19,779)	0
Total loans held-for-investment and related receivables, net	598,395		301,630	89,762
Mezzanine loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-investment and related receivables, net	140,086		146,060	89,762
Less: Allowance for credit losses	(21,269)	(14,541)	0
Total loans held-for-investment and related receivables, net	118,800
Senior loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-investment and related receivables, net	113,682		152,820
Less: Allowance for credit losses	(492)	(809)	0
Total CRE loans-held-for-investment and related receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-investment and related receivables, net	253,768		298,880	89,762
Total loans held-for-investment and related receivables, net	232,007		298,880	$ 89,762
Broadly syndicated loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-investment and related receivables, net	372,311		2,750
Less: Allowance for credit losses	(5,923)	$ (4,429)	0
Total loans held-for-investment and related receivables, net	$ 366,388		$ 2,750